Deposits - Schedule for our Deposits Payable on a Fixed Date (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 294,893	$ 276,222
Unencumbered liquid assets	249,650	242,612
Canada [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	181,835	160,069
United States [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	86,368	86,805
Other countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	26,690	29,348
More Than One Hundred Thousand [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	273,657	246,685
More Than One Hundred Thousand [Member] | Canada [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	167,294	145,574
More Than One Hundred Thousand [Member] | Canada [member] | 0 to 3 months [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	73,027	55,190
More Than One Hundred Thousand [Member] | Canada [member] | 3-6 month [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	4,312	3,836
More Than One Hundred Thousand [Member] | Canada [member] | Later than six months and not later than one year [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	22,814	12,909
More Than One Hundred Thousand [Member] | Canada [member] | After 12 months [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	67,141	73,639
More Than One Hundred Thousand [Member] | United States [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	79,682	71,770
More Than One Hundred Thousand [Member] | Other countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 26,681	$ 29,341